Provision for Income Taxes - Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of Deferred Tax Assets [Abstract]
Net operating loss carry forward	$ 28,441	$ 28,441
Less: valuation allowance	(28,441)	(28,441)
Deferred tax assets, net